Organization and Description of Business (Details Narrative) - shares		6 Months Ended	8 Months Ended
	Apr. 04, 2025	Jun. 30, 2025	Dec. 31, 2024
Shares of common stock converted		42	1,000,000
Classover NJ [Member]
Equity ownership percentage		100.00%
Class A [Member]
Shares of common stock converted	6,535,014		6,535,014
Class B [Member]
Shares of common stock converted			5,964,986